Statement of Comprehensive Income Statement - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the period	$ 43,000,000	$ (165,000,000)	$ (171,000,000)
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(102,000,000)	83,000,000	123,000,000
Net gain (loss) on available-for-sale financial assets		3,000,000	20,000,000
Deferred taxation thereon		2,000,000	8,000,000
Other comprehensive income that will be reclassified to profit or loss		6,000,000	25,000,000
Items that will not be reclassified subsequently to profit or loss:
Net gain (loss) on equity investments	25,000,000
Actuarial gain (loss) recognised	0	0	8,000,000
Deferred taxation thereon	0	0	(2,000,000)
Other comprehensive income that will not be reclassified to profit or loss	25,000,000	0	6,000,000
Other comprehensive income (loss) for the period, net of tax	(77,000,000)	89,000,000	154,000,000
Total comprehensive income (loss) for the period, net of tax	(34,000,000)	(76,000,000)	(17,000,000)
Equity shareholders	(44,000,000)	(87,000,000)	(37,000,000)
Non-controlling interests
Non-controlling interests	$ 10,000,000	11,000,000	20,000,000
Release on impairment of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets		1,000,000	3,000,000
Release on disposal of available-for-sale financial assets
Items that will be reclassified subsequently to profit or loss:
Reclassification adjustments on available-for-sale financial assets		$ 0	$ (6,000,000)